Contract Assets and Contract Liabilities (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Contract assets	$ 55,700	$ 0
Total contract liabilities	109,214	0
Non-current contract liabilities	(73,374)	0
Current contract liabilities	35,840	0
Distribution license
Contract assets	40,000	0
Total contract liabilities	54,444	0
Refurbishment license
Contract assets	15,700	0
Service agreement
Total contract liabilities	37,553	0
Initial warranty
Total contract liabilities	13,636	0
Tiered pricing
Total contract liabilities	$ 351	$ 0